Commitments and Contingencies (Details) (USD $)	Aug. 08, 2010 Shanghai Gaogo Design Construction, Inc. [Member]	Aug. 08, 2010 Beijing Poly Design Co., Ltd. [Member]	Nov. 10, 2010 Shanghai Tongao Investment Consulting Co., Ltd. [Member]	Dec. 02, 2011 Vivid Spa Corp. [Member]
Commitments and Contingencies (Textual)
Initial term of the agreement	2 years	2 years	2 years	1 year
Successive renewable period of agreement	1 year	1 year
Notice period prior to the expiry of the term	45 days	45 days	30 days	60 days
Percentage amount payable as a consulting fee of contract amount	8.00%	7.50%
Compensation for the agreement (hourly payment)			$ 80	$ 100
Payable to consultant (Yearly)			12,000
Payable to consultant (Monthly)				$ 500